Offsetting financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	₩ 68,241,095	₩ 56,925,360
Gross amounts of recognized financial liabilities set off in the statement of financial position	32,291,342	28,328,688
Net amounts of financial assets presented in the statement of financial position	35,949,753	28,596,672
Related amounts not set off in the statement of financial position (Financial instruments)	18,958,439	21,603,782
Related amounts not set off in the statement of financial position (Cash collateral received)	314,328	263,541
Net amount	16,676,986	6,729,349
Derivatives and other financial instruments
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	23,394,888	11,319,080
Gross amounts of recognized financial liabilities set off in the statement of financial position	6,502,695	1,319,365
Net amounts of financial assets presented in the statement of financial position	16,892,193	9,999,715
Related amounts not set off in the statement of financial position (Financial instruments)	4,448,496	8,090,372
Related amounts not set off in the statement of financial position (Cash collateral received)	314,328	263,541
Net amount	12,129,369	1,645,802
Bonds purchased under repurchase agreements
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	13,694,305	11,828,135
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	13,694,305	11,828,135
Related amounts not set off in the statement of financial position (Financial instruments)	13,185,633	11,051,075
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	508,672	777,060
Securities loaned
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	1,202,494	1,927,674
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	1,202,494	1,927,674
Related amounts not set off in the statement of financial position (Financial instruments)	1,202,494	1,927,674
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	0
Domestic exchange settlement debit
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	29,911,693	31,814,310
Gross amounts of recognized financial liabilities set off in the statement of financial position	25,785,507	27,008,189
Net amounts of financial assets presented in the statement of financial position	4,126,186	4,806,121
Related amounts not set off in the statement of financial position (Financial instruments)	116,290	526,653
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	4,009,896	4,279,468
Receivables from disposal of securities
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	29,341	25,808
Gross amounts of recognized financial liabilities set off in the statement of financial position	3,140	1,134
Net amounts of financial assets presented in the statement of financial position	26,201	24,674
Related amounts not set off in the statement of financial position (Financial instruments)	0	0
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	26,201	24,674
Insurance receivables
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	8,374	10,353
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	8,374	10,353
Related amounts not set off in the statement of financial position (Financial instruments)	5,526	8,008
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 2,848	₩ 2,345